22. OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfOtherNoncurrentAssetsLineItems [Line Items]
Other non-current assets, gross	$ 27.0	$ 34.9
Allowances	(2.1)	(3.8)
Other non-current assets, net	24.9	31.1
Guarantee deposits
DisclosureOfOtherNoncurrentAssetsLineItems [Line Items]
Other non-current assets, gross	2.5	1.8
Loans and contractual receivables
DisclosureOfOtherNoncurrentAssetsLineItems [Line Items]
Other non-current assets, gross	24.4	26.4
Other
DisclosureOfOtherNoncurrentAssetsLineItems [Line Items]
Other non-current assets, gross	$ 0.1	$ 6.7